                          [BROWN BROTHERS HARRIMAN LOGO]


                               SEMI-ANNUAL REPORT
                                 APRIL, 30, 2002


                            BBH EUROPEAN EQUITY FUND

BBH EUROPEAN EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)

ASSETS:
   Investments in BBH European Equity Portfolio (the "Portfolio"), at value           $ 71,899,496
   Receivable for capital stock sold                                                        67,172
                                                                                      ------------
        TOTAL ASSETS                                                                    71,966,668
                                                                                      ------------

LIABILITIES:
   Payables for:
      Capital stock redeemed                                                               176,824
      Shareholder servicing/eligible institution fees                                       15,117
      Administrative fees                                                                    7,559
      Accounting fees                                                                        2,667
      Board of Directors' fees                                                                 665
      Accrued expenses and other liabilities                                                21,227
                                                                                      ------------
        TOTAL LIABILITIES                                                                  224,059
                                                                                      ------------

NET ASSETS                                                                            $ 71,742,609
                                                                                      ============

Net Assets Consist of:
   Paid-in capital                                                                    $ 62,339,030
   Undistributed net investment income                                                      17,949
   Accumulated net realized loss on investments and foreign exchange transactions      (11,703,006)
   Net unrealized appreciation on investments and foreign currency translations         21,088,636
                                                                                      ------------
Net Assets                                                                            $ 71,742,609
                                                                                      ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($71,742,609 / 2,491,666 shares)                                                         $28.79
                                                                                            ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2002 (unaudited)

NET INVESTMENT LOSS:
   NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
      Dividends (net of foreign withholding taxes of $105,456)                          $  454,203
      Expenses                                                                            (312,004)
                                                                                        ----------
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO                                     142,199
                                                                                        ----------


   FUND EXPENSES:
      Shareholder servicing/eligible institution fees                                       96,054
      Administrative fees                                                                   48,027
      Professional fees                                                                      7,974
      Board of Directors' fees                                                               5,558
      Accounting fees                                                                        4,000
      Miscellaneous expenses                                                                30,405
                                                                                        ----------
        TOTAL EXPENSES                                                                     192,018
                                                                                        ----------
   NET INVESTMENT LOSS                                                                     (49,819)
                                                                                        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO:
   Net realized gain (loss) on investments and foreign exchange transactions            (4,543,403)
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency translations                                      8,272,021
                                                                                        ----------
        NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO                 3,728,618
                                                                                        ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $3,678,799
                                                                                        ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT APRIL 30, 2002                                            3

BBH EUROPEAN EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX
                                                                   MONTHS ENDED       FOR THE
                                                                  APRIL 30, 2002    YEAR ENDED
                                                                   (UNAUDITED)    OCTOBER 31, 2001
                                                                   ------------   ----------------
DECREASE IN NET ASSETS:
   Operations:
      Net investment income (loss) allocated from Portfolio        $    (49,819)    $    339,943
      Net realized gain (loss) on investments and foreign
        exchange transactions allocated from Portfolio               (4,543,403)      (4,334,537)
      Net change in unrealized appreciation (depreciation) on
        investments and foreign currency translations allocated
        from Portfolio                                                8,272,021      (29,446,845)
                                                                   ------------     ------------
        Net increase (decrease) in net assets resulting
           from operations                                            3,678,799      (33,441,439)
                                                                   ------------     ------------

   Dividends and distributions declared:
      From net investment income                                              -         (339,943)
      From net realized gains                                           (68,461)      (1,205,542)
                                                                   ------------     ------------
        Total dividends and distributions declared                      (68,461)      (1,545,485)
                                                                   ------------     ------------

   Capital stock transactions:
      Net proceeds from sales of capital stock                        2,160,399       54,879,983
      Net asset value of capital stock issued to shareholders in
        reinvestment of dividends and distributions                     170,977          209,569
      Net cost of capital stock redeemed                            (17,071,854)     (86,018,406)
                                                                   ------------     ------------
        Net decrease in net assets resulting from
           capital stock transactions                               (14,740,478)     (30,928,854)
                                                                   ------------     ------------
           Total decrease in net assets                             (11,130,140)     (65,915,778)

NET ASSETS:
      Beginning of year                                              82,872,749      148,788,527
                                                                   ------------     ------------
      END OF PERIOD (including undistributed net investment
        income of $17,949 and $67,768, respectively)               $ 71,742,609     $ 82,872,749
                                                                   ============     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each period


                                          FOR THE SIX
                                          MONTHS ENDED                 FOR THE YEARS ENDED OCTOBER 31,
                                         APRIL 30, 2002    --------------------------------------------------------
                                          (UNAUDITED)        2001        2000        1999        1998        1997
                                         --------------    --------------------------------------------------------
Net asset value, beginning of year            $  27.62      $ 37.59     $ 37.92    $  39.05    $  38.02    $  35.02
Income from investment operations:
   Net investment income (loss)
      allocated from Portfolio                   (0.01)        0.11        0.03        0.09(1)     0.42        0.39
   Net realized and unrealized gain
      (loss) allocated from Portfolio             1.21        (9.68)       3.20        4.15        6.06        5.29

Less dividends and distributions:
   From net investment income                        -        (0.05)          -       (0.65)      (0.31)      (0.41)
   In excess of net investment income                -            -           -       (0.01)          -           -
   From net realized gains                       (0.03)       (0.35)      (3.14)      (4.71)      (5.14)      (2.27)
   In excess of net realized gains                   -            -       (0.42)          -           -           -
                                              --------      -------     -------    --------    --------    --------
Net asset value, end of period                $  28.79      $ 27.62     $ 37.59    $  37.92    $  39.05    $  38.02
                                              ========      =======     =======    ========    ========    ========

Total return                                      4.33%     (25.74)%       8.26%      11.87%      19.34%      17.28%

Ratios/Supplemental data:
   Net assets, end of period
      (000's omitted)                         $  71,743     $ 82,873    $148,789   $ 143,315   $ 155,557   $ 154,179
   Expenses as a percentage of
      average net assets:
   Expenses paid by Fund                          1.31%(2,3)   1.24%(2)    1.22%(2)     1.33%      1.18%       1.32%
   Expenses paid by commissions                      -            -           -           -        0.01%(4)    0.01%(4)
   Expenses offset arrangement                    0.04%(2,3)   0.05%(2)    0.04%(2)       -        0.02%       0.03%
                                              --------      -------     -------    --------    --------    --------
   Total Expenses                                 1.35%(3)     1.29%       1.26%       1.33%       1.21%       1.36%
   Ratio of net investment income
      (loss) to average net assets              (0.13)%(3)     0.29%       0.08%       0.24%       0.60%       1.02%
   Portfolio turnover rate                          38%(3,5)     16%(5)      42%(5)      37%         56%         82%

--------------------------------------------
(1)  Calculated using average shares outstanding for the year.
(2) Includes the Fund's share of expenses paid by the Portfolio and expense offset arrangement.
(3)  Annualized.
(4) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.
(5)  Portfolio turnover rate is that of the Portfolio in which the Fund invests.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH European Equity Fund, formerly The 59 Wall Street European Equity Fund, (the "Fund") is a separate non-diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 19, 1990. The Fund commenced operations on November 1, 1990.

   The Fund invests all of its investable assets in the BBH European Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 48% at April 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Fund records its investment in the Portfolio at fair value. Valuation of investments by the Portfolio is discussed in
      Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT INCOME AND EXPENSES. The Fund records its share of income, expenses, realized and unrealized gain and loss each day. In addition, the Fund accrues its own expenses.

   C. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

BBH EUROPEAN EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30,2002 (unaudited)

2. TRANSACTIONS WITH AFFILIATES.

   ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2002, the Fund incurred $48,027 for administrative services.

   SHAREHOLDER SERVICING/ ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended April 30, 2002, the fund incurred $96,054 for such services.

   ACCOUNTING FEES. The Corporation has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended April 30, 2002, the Fund incurred $4,000 for such services.

   BOARD OF DIRECTORS' FEES. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2002, the Fund incurred $5,558 for these fees.

3. INVESTMENT TRANSACTIONS. Investment transactions of the Portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

4. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions shares of capital stock were as follows:


                                                       FOR THE SIX
                                                       MONTHS ENDED       FOR THE
                                                      APRIL 30, 2002     YEAR ENDED
                                                        (UNAUDITED)    OCTOBER 31, 2001
                                                      --------------   ----------------
Capital stock sold                                          79,308        1,587,927
Capital stock issued in connection with
   reinvestment of dividends and distributions               1,109            5,737
Capital stock redeemed                                    (589,722)      (2,550,567)
                                                         ----------      -----------
Net decrease                                              (509,305)        (956,903)
                                                         ==========      ===========

5. FEDERAL INCOME TAX STATUS. At October 31, 2001, the fund, for federal income tax purposes, had a capital loss carryforward of $5,480,433, which may be applied against any net taxable realized gain of each succeeding year until earlier of its utilization or expiration on October 31, 2009.

BBH EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

    SHARES                                                                                VALUE
  ---------                                                                               -----
               COMMON STOCKS (97.2%)
               FINLAND (1.1%)
               INFORMATION TECHNOLOGY
     99,880    Nokia AB                                                               $ 1,615,088
                                                                                      -----------
               TOTAL FINLAND                                                            1,615,088
                                                                                      -----------
               FRANCE (18.2%)
               CONSUMER DISCRETIONARY
    126,810    Accor SA                                                                 5,121,818
                                                                                      -----------
               ENERGY
     40,963    Total Fina Elf SA                                                        6,203,390
                                                                                      -----------
               FINANCE
    134,856    BNP Paribas SA                                                           7,042,221
                                                                                      -----------
               HEALTH CARE
     20,000    Aventis SA                                                               1,419,852
     12,685    Sanofi-Synthelabo SA                                                       811,458
                                                                                      -----------
                                                                                        2,231,310
                                                                                      -----------
               INDUSTRIALS
     59,400    Air France                                                               1,071,755
                                                                                      -----------
               INFORMATION TECHNOLOGY
     37,260    Alcatel SA                                                                 465,633
     78,180    STMicroelectronics NV                                                    2,407,162
                                                                                      -----------
                                                                                        2,872,795
                                                                                      -----------
               UTILITIES
     99,215    Suez SA                                                                  2,952,298
                                                                                      -----------
               TOTAL FRANCE                                                            27,495,587
                                                                                      -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2002 (unaudited)

    SHARES                                                                                VALUE
  ---------                                                                               -----
               COMMON STOCKS (CONTINUED)
               GERMANY (5.6%)
               FINANCE
     16,744    Allianz AG Registered                                                  $ 3,934,695
      6,735    Muenchener Rueckversicherungs-Gesellschaft AG                            1,667,561
                                                                                      -----------
                                                                                        5,602,256
                                                                                      -----------
               UTILITES
     55,630    E.On AG                                                                  2,877,468
                                                                                      -----------
               TOTAL GERMANY                                                            8,479,724
                                                                                      -----------
               IRELAND (5.2%)
               FINANCE
    296,000    Allied Irish Banks, Plc.                                                 3,904,278
    449,000    Anglo Irish Bank Corp., Plc.                                             2,417,458
    114,000    Irish Life & Permanent, Plc.                                             1,549,863
                                                                                      -----------
               TOTAL IRELAND                                                            7,871,599
                                                                                      -----------
               ITALY (11.6%)
               ENERGY
    388,000    ENI SpA                                                                  5,956,175
                                                                                      -----------
               FINANCE
     91,556    Assicurazioni Generali SpA                                               2,210,838
     84,600    Banca Fideuram SpA                                                         645,919
     80,410    Mediolanum SpA                                                             687,773
    164,700    Riunione Adriatice di Sicurta SpA (RAS)                                  2,135,342
                                                                                      -----------
                                                                                        5,679,872
                                                                                      -----------
               TELECOMMUNICATIONS
    449,200    Telecom Italia Mobile SpA                                                1,961,521
    492,083    Telecom Italia SpA                                                       3,912,104
                                                                                      -----------
                                                                                        5,873,625
                                                                                      -----------
               TOTAL ITALY                                                             17,509,672
                                                                                      -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2002 (unaudited)

    SHARES                                                                                VALUE
  ---------                                                                               -----
               COMMON STOCKS (CONTINUED)
               NETHERLANDS (5.8%)
               CONSUMER DISCRETIONARY
     77,200    Philips Electronics NV                                                $  2,382,005
                                                                                      -----------
               CONSUMER STAPLES
    100,152    Heineken NV                                                              4,508,593
                                                                                      -----------
               INFORMATION TECHNOLOGY
     82,000    ASML Holding NV*                                                         1,831,060
                                                                                      -----------
               TOTAL NETHERLANDS                                                        8,721,658
                                                                                      -----------
               SPAIN (6.4%)
               FINANCE
    312,520    Banco Bilbao Vizcaya Argentaria SA                                       3,641,023
    409,288    Banco Santander Central Hispano SA                                       3,788,205
                                                                                      -----------
                                                                                        7,429,228
                                                                                      -----------
               INDUSTRIALS
     40,000    Grupo Ferrovial SA                                                         968,777
                                                                                      -----------
               TELECOMMUNICATIONS
    112,511    Telefonica SA                                                            1,203,435
                                                                                      -----------
               TOTAL SPAIN                                                              9,601,440
                                                                                      -----------
               SWEDEN (4.5%)
               CONSUMER DISCRETIONARY
    205,587    Electrolux AB                                                            3,416,826
                                                                                      -----------
               INDUSTRIALS
    144,000    Atlas Copco AB                                                           3,372,955
                                                                                      -----------
               TOTAL SWEDEN                                                             6,789,781
                                                                                      -----------
               SWITZERLAND (6.0%)
               FINANCE
     71,480    UBS AG Registered                                                        3,442,430
                                                                                      -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2002 (unaudited)

    SHARES                                                                                VALUE
  ---------                                                                               -----
               COMMON STOCKS (CONTINUED)
               SWITZERLAND (CONTINUED)
               HEALTH CARE
     97,800    Novartis AG Registered                                                 $ 4,097,866
      2,380    Synthes-Stratec, Inc.                                                    1,473,466
                                                                                      -----------
                                                                                        5,571,332
                                                                                      -----------
               TOTAL SWITZERLAND                                                        9,013,762
                                                                                      -----------
               UNITED KINGDOM (32.8%)
               CONSUMER DISCRETIONARY
    406,194    Compass Group, Plc.                                                      2,526,658
    233,176    Pearson, Plc.                                                            2,805,750
    123,000    Reed Elsevier, Plc.                                                      1,204,091
                                                                                      -----------
                                                                                        6,536,499
                                                                                      -----------
               CONSUMER STAPLES
    459,155    Diageo, Plc.                                                             6,093,442
                                                                                      -----------
               ENERGY
    621,740    BP Amoco, Plc.                                                           5,302,989
    227,540    Shell Transport & Trading Co., Plc.                                      1,619,226
                                                                                      -----------
                                                                                        6,922,215
                                                                                      -----------
               FINANCE
    599,200    Lloyds TSB Group, Plc.                                                   6,887,059
                                                                                      -----------
               HEALTH CARE
    198,720    GlaxoSmithKline, Plc.                                                    4,805,457
     62,500    Smith & Nephew, Plc.                                                       355,538
                                                                                      -----------
                                                                                        5,160,995
                                                                                      -----------
               INDUSTRIALS
    409,000    BAA, Plc.                                                                3,842,979
    575,991    EasyJet, Plc.*                                                           4,027,560
     58,000    Exel, Plc.                                                                 743,525
                                                                                      -----------
                                                                                        8,614,064
                                                                                      -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2002 (unaudited)

    SHARES                                                                                VALUE
  ---------                                                                               -----
               COMMON STOCKS (CONTINUED)
               UNITED KINGDOM (CONTINUED)
               MATERIALS
    422,100    BHP Billiton, Plc.                                                    $  2,256,662
    120,310    Rio Tinto, Plc.                                                          2,234,585
                                                                                     ------------
                                                                                        4,491,247
                                                                                     ------------
               TELECOMMUNICATIONS
    315,999    BT Group, Plc.                                                           1,187,655
    473,299    mmo2, Plc.*                                                                299,923
  2,021,900    Vodafone Group, Plc.                                                     3,262,034
                                                                                     ------------
                                                                                        4,749,612
                                                                                     ------------
               TOTAL UNITED KINGDOM                                                    49,455,133
                                                                                     ------------

TOTAL INVESTMENTS, (IDENTIFIED COST $140,309,405) (a)                         97.2%  $146,553,444
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                                 2.8      4,188,574
                                                                             ------  ------------
NET ASSETS                                                                   100.0%  $150,742,018
                                                                             ======  ============

*   Non-income producing security

(a) The aggregate cost for federal income tax purposes is $140,309,405, the aggregate gross unrealized appreciation is $22,030,547, and the aggregate gross unrealized depreciation is $15,786,508, resulting in net unrealized appreciation of $6,244,039.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)

ASSETS:
   Investments securities, at value (identified cost $140,309,405)                   $146,553,444
   Cash                                                                                 4,295,078
   Receivables for:
      Investments sold                                                                  3,082,140
      Dividends                                                                           614,449
      Contributions                                                                        53,687
                                                                                     ------------
        TOTAL ASSETS                                                                  154,598,798
                                                                                     ------------
LIABILITIES:
   Payables for:
      Withdrawls                                                                        2,302,031
      Investments purchased                                                             1,373,239
      Investment advisory fees                                                             82,664
      Custody fees                                                                         74,357
      Administration fees                                                                   4,451
      Trustees' fees                                                                          501
      Accrued expenses and other liabilities                                               19,537
                                                                                     ------------
        TOTAL LIABILITIES                                                               3,856,780
                                                                                     ------------

NET ASSETS                                                                           $150,742,018
                                                                                     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2002 (unaudited)

NET INVESTMENT INCOME:
   INCOME:
      Dividends and other income (net of foreign withholding taxes of $220,164)       $   943,071
                                                                                      -----------
   EXPENSES:
      Investment advisory fees                                                            516,134
      Custody fees                                                                        112,280
      Administrative fees                                                                  27,792
      Profesional fees                                                                      7,427
      Trustees' fees and expenses                                                           5,686
      Miscellaneous expenses                                                                8,987
                                                                                      -----------
        TOTAL EXPENSES                                                                    678,306
        Fees paid indirectly                                                             (34,062)
                                                                                      -----------
        NET EXPENSES                                                                      644,244
                                                                                      -----------
        NET INVESTMENT INCOME                                                             298,827
                                                                                      -----------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain (loss) on investments and foreign exchange transactions          (15,766,129)
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency translations                                    23,121,998
                                                                                      -----------
      NET REALIZED AND UNREALIZED GAIN (LOSS)                                           7,355,869
                                                                                      -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ 7,654,696
                                                                                      ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX
                                                                    MONTHS ENDED        FOR THE
                                                                   APRIL 30, 2002      YEAR ENDED
                                                                     (UNAUDITED)    OCTOBER 31, 2001
                                                                   --------------   ----------------
DECREASE IN NET ASSETS:
   Operations:
      Net investment income                                         $    298,827     $  1,603,911
      Net realized gain (loss) on investments and foreign
        exchange transactions                                        (15,766,129)     (12,060,334)
      Net change in unrealized appreciation (depreciation)
        on investments and foreign currency translations              23,121,998      (51,545,713)
                                                                    ------------     ------------
      Net increase (decrease) in net assets
        resulting from operations                                      7,654,696      (62,002,136)
                                                                    ------------     ------------
   Capital stock transactions:
      Proceeds from contributions                                      3,080,086       64,919,245
      Fair value of withdrawals                                      (27,097,190)    (101,960,720)
                                                                    ------------     ------------
      Net decrease in net assets resulting from capital
        stock transactions                                           (24,017,104)     (37,041,475)
                                                                    ------------     ------------
        Total decrease in net assets                                 (16,362,408)     (99,043,611)

   NET ASSETS:
      Beginning of year                                              167,104,426      266,148,037
                                                                    ------------     ------------
      END OF PERIOD                                                 $150,742,018     $167,104,426
                                                                    ============     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                FOR THE SIX
                                               MONTHS ENDED      FOR THE YEARS ENDED OCTOBER 31,
                                              APRIL 30, 2002     -------------------------------
                                               (UNAUDITED)            2001                2000
                                              --------------     -----------           ---------
Total return                                           4.57%         (25.41)%              8.64%

Ratios/Supplemental data:
   Net assets, end of period (000's omitted)       $150,742          $167,104           $266,148
   Expenses as a percentage of average
      net assets:
      Expenses paid by Portfolio                      0.81%(1)          0.79%              0.82%
      Expenses offset arrangement                     0.04%(1)          0.05%              0.02%
                                                   --------          --------           --------
        Total Expenses                                0.85%(1)          0.84%              0.84%
                                                   ========          ========           ========
   Ratio of net investment income to
      average net assets                              0.38%(1)          0.73%              0.52%
   Portfolio turnover rate                              38%(1)            16%                42%

----------------------

(1) Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH European Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

   The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market;
      (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

   B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

BBH EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2002 (unaudited)

   C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

   D. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

   E. FEDERAL INCOME TAXES. The Portfolio will be treated as a partnership for federal income purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For six months ended April 30, 2002, the Portfolio incurred $516,134 for advisory services.

   ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon. For the six months ended April 30 2002, the Portfolio incurred $27,792 for administrative services.

   CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended April 30, 2002, the Portfolio incurred $112,280 for custody services. These fees were reduced by $34,062 as a result of an expense offset arrangement with the Portfolio's custodian.

BBH EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2002 (unaudited)

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended April 30, 2002, the Portfolio incurred $5,686 for the Trustee fees.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $30,144,290 and $56,890,304, respectively. There were no purchases or sales of U.S. government obligations during the period.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005

DISTRIBUTOR
59 WALL STREET DISTRIBUTORS, INC.
21 MILK STREET
BOSTON, MASSACHUSETTS 02109

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                             Call 1-800-575-1265
By E-mail send your request to:           bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.


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